Cover	Aug. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2026
Entity File Number	001-38421
Entity Registrant Name	BIT DIGITAL, INC.
Entity Central Index Key	0001710350
Entity Tax Identification Number	98-1606989
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	31 Hudson Yards
Entity Address, Address Line Two	Floor 11
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	463-5121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $.01 par value
Trading Symbol	BTBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false